Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 70,314,315	$ 59,165,259	$ 48,184,958
Sale of software products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,516,169	1,566,455	3,547,113
Sale of hardware products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,395,345	75,363	46,295
Technology development service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	24,105,644	7,839,700	16,419,889
M&S service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,419,901	2,676,185	2,429,526
Sale of cloud platform products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 40,877,256	$ 47,007,556	$ 25,742,135